ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.1%	Shares	Value
Communication Services - 0.7%
Broadcasting - 0.3%
Nexstar Media Group, Inc.	180	$36,815
		$–
Cable & Satellite - 0.4%
Sirius XM Holdings, Inc.	1,859	43,947
Total Communication Services		80,762

Consumer Discretionary - 10.1%
Apparel, Accessories & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	6,552	41,343
PVH Corp.	599	50,508
		91,851
Automotive Parts & Equipment - 1.6%
BorgWarner, Inc.	1,275	54,519
Lear Corp.	1,049	115,390
		169,909
Automotive Retail - 1.4%
Lithia Motors, Inc.	455	153,189
		$–
Casinos & Gaming - 0.7%
Boyd Gaming Corp.	885	75,986

Distributors - 0.4%
LKQ Corp.	1,371	44,722
		$–
Footwear - 0.5%
Crocs, Inc. (a)	657	57,290

Homebuilding - 0.9%
DR Horton, Inc.	240	40,675
Lennar Corp. - Class A	475	63,242
		103,917
Hotels, Resorts & Cruise Lines - 2.8%
Expedia Group, Inc.	824	176,995
Norwegian Cruise Line Holdings Ltd. (a)	3,387	84,133
Wyndham Hotels & Resorts, Inc.	492	42,612
		303,740
Leisure Products - 0.4%
Mattel, Inc. (a)	2,148	39,309

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.1%	Shares	Value
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	2,362	$68,782
Total Consumer Discretionary		1,108,695

Consumer Staples - 2.9%
Brewers - 0.7%
Molson Coors Beverage Co. - Class B	1,596	80,582

Consumer Staples Merchandise Retail - 0.3%
Target Corp.	318	30,522
		$–
Distillers & Vintners - 0.6%
Constellation Brands, Inc. - Class A	438	70,930

Packaged Foods & Meats - 0.7%
J M Smucker Co.	420	46,414
Nomad Foods Ltd.	1,705	26,496
		72,910
Personal Care Products - 0.6%
Kenvue, Inc.	2,982	61,757
Total Consumer Staples		316,701

Energy - 5.4%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	2,268	51,552

Oil & Gas Exploration & Production - 1.8%
Canadian Natural Resources Ltd.	3,602	114,003
Diamondback Energy, Inc.	540	80,331
		194,334
Oil & Gas Refining & Marketing - 1.4%
Phillips 66	324	43,280
Valero Energy Corp.	388	58,980
World Kinect Corp.	2,052	55,014
		157,274
Oil & Gas Storage & Transportation - 1.7%
Cheniere Energy, Inc.	360	87,055
Energy Transfer LP	5,868	103,981
		191,036
Total Energy		594,196

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.1% (CONTINUED)	Shares	Value
Financials - 19.2%
Asset Management & Custody Banks - 3.0%
Ameriprise Financial, Inc.	299	$153,928
Bank of New York Mellon Corp.	571	60,298
State Street Corp.	1,011	116,235
		330,461
Commercial & Residential Mortgage Finance - 1.2%
Essent Group Ltd.	1,359	85,264
Federal Agricultural Mortgage Corp. - Class C	222	46,524
		131,788
Consumer Finance - 0.5%
SLM Corp.	1,828	57,180

Diversified Banks - 1.2%
US Bancorp	2,805	136,968
		$–
Insurance Brokers - 0.4%
Willis Towers Watson PLC	127	41,502

Investment Banking & Brokerage - 0.9%
Jefferies Financial Group, Inc.	625	40,531
LPL Financial Holdings, Inc.	149	54,308
		94,839
Life & Health Insurance - 0.6%
Lincoln National Corp.	1,534	65,855
		$–
Property & Casualty Insurance - 3.1%
Arch Capital Group Ltd.	1,170	107,090
Assured Guaranty Ltd.	599	49,238
Axis Capital Holdings Ltd.	875	86,257
First American Financial Corp.	684	45,144
Global Indemnity Group LLC - Class A	864	25,641
Kemper Corp.	491	26,342
		339,712
Regional Banks - 1.5%
East West Bancorp, Inc.	360	37,850
Western Alliance Bancorp	640	57,312
Wintrust Financial Corp.	543	74,549
		169,711
Reinsurance - 2.1%
Everest Group Ltd.	352	120,342
Reinsurance Group of America, Inc.	229	44,607

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.1% (CONTINUED)	Shares	Value
Reinsurance - 2.1% (Continued)
RenaissanceRe Holdings Ltd.	259	$62,934
		227,883
Transaction & Payment Processing Services - 4.7%
Fidelity National Information Services, Inc.	1,616	112,813
Fiserv, Inc. (a)	542	74,893
Global Payments, Inc.	2,241	199,046
PayPal Holdings, Inc. (a)	1,257	88,229
Western Union Co.	4,211	36,509
		511,490
Total Financials		2,107,389

Health Care - 12.6%
Biotechnology - 1.0%
Biogen, Inc. (a)	441	58,309
BioMarin Pharmaceutical, Inc. (a)	969	56,464
		114,773
Health Care Equipment - 1.8%
GE HealthCare Technologies, Inc.	1,447	106,687
Zimmer Biomet Holdings, Inc.	876	92,944
		199,631
Health Care Facilities - 1.7%
Tenet Healthcare Corp. (a)	1,041	191,887
		$–
Health Care Services - 1.4%
CVS Health Corp.	1,246	91,145
Labcorp Holdings, Inc.	213	59,212
		150,357
Life Sciences Tools & Services - 1.6%
Avantor, Inc. (a)	5,803	78,166
ICON PLC (a)	524	93,241
		171,407
Managed Health Care - 4.1%
Centene Corp. (a)	2,175	63,162
Elevance Health, Inc.	675	215,089
Humana, Inc.	451	136,950
Molina Healthcare, Inc. (a)	178	32,188
		447,389
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	461	58,893
Viatris, Inc.	5,328	56,210
		115,103
Total Health Care		1,390,547

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.1% (CONTINUED)	Shares	Value
Industrials - 5.3%
Agricultural & Farm Machinery - 0.5%
AGCO Corp.	519	$56,151
		$–
Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	863	75,348

Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	602	52,928
		$–
Electrical Components & Equipment - 0.6%
Acuity, Inc.	191	62,356

Passenger Airlines - 1.0%
Alaska Air Group, Inc. (a)	773	48,529
Delta Air Lines, Inc.	1,098	67,834
		116,363
Research & Consulting Services - 0.8%
Equifax, Inc.	146	35,960
Science Applications International Corp.	458	53,906
		89,866
Security & Alarm Services - 0.6%
Brink's Co.	572	64,087
		$–
Trading Companies & Distributors - 0.6%
WESCO International, Inc.	308	67,711
Total Industrials		584,810

Information Technology - 2.7%
Application Software - 0.3%
Zoom Communications, Inc. - Class A (a)	393	31,998
		$–
Semiconductors - 0.5%
First Solar, Inc. (a)	280	54,653

Technology Distributors - 1.9%
Arrow Electronics, Inc. (a)	557	70,366
Avnet, Inc.	949	51,787
TD SYNNEX Corp.	576	85,288
		207,441
Total Information Technology		294,092

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.1% (CONTINUED)	Shares	Value
Materials - 2.3%
Commodity Chemicals - 0.4%
Olin Corp.	2,123	$50,230
		$–
Fertilizers & Agricultural Chemicals - 0.7%
Corteva, Inc.	545	40,434
Mosaic Co.	1,117	37,308
		77,742
Paper & Plastic Packaging Products & Materials - 0.8%
Graphic Packaging Holding Co.	3,886	86,541

Specialty Chemicals - 0.4%
International Flavors & Fragrances, Inc.	634	42,801
Total Materials		257,314

Real Estate - 1.0%
Real Estate Services - 1.0%
Jones Lang LaSalle, Inc. (a)	351	107,255

Utilities - 0.9%
Electric Utilities - 0.9%
Edison International	1,134	63,651
PG&E Corp.	2,064	31,538
Total Utilities		95,189
TOTAL COMMON STOCKS (Cost $6,384,673)		6,936,950

EXCHANGE TRADED FUNDS - 35.3%
Vanguard Mid-Cap ETF	1,879	544,778
Vanguard Mid-Cap Value ETF	6,228	1,076,198
Vanguard Small-Cap ETF	4,449	1,123,373
Vanguard Small-Cap Value ETF	5,421	1,131,905
TOTAL EXCHANGE TRADED FUNDS (Cost $3,347,868)		3,876,254

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Financials - 0.4%
Mortgage REITs - 0.4%
Starwood Property Trust, Inc.	2,358	47,796

Real Estate - 0.8%
Industrial REITs - 0.3%
Americold Realty Trust, Inc.	2,389	34,497
		$–

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.2% (CONTINUED)	Shares	Value
Single-Family Residential REITs - 0.5%
Sun Communities, Inc.	377	$47,830
Total Real Estate		82,327
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $142,115)		130,123

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 4.22%(b)	38,503	38,503
TOTAL MONEY MARKET FUNDS (Cost $38,503)		38,503

TOTAL INVESTMENTS - 100.0% (Cost $9,913,159)		$10,981,830
Other Assets in Excess of Liabilities - 0.0% (c)		981
TOTAL NET ASSETS - 100.0%		$10,982,811

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA BLUE CAPITAL US SMALL-CAP DYNAMIC ETF

Summary of Fair Value Disclosures as of August 31, 2025 (Unaudited)

Alpha Blue Capital US Small-Cap Dynamic ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	6,936,950	—	—	6,936,950
Exchange Traded Funds	3,876,254	—	—	3,876,254
Real Estate Investment Trusts	130,123	—	—	130,123
Money Market Funds	38,503	—	—	38,503
Total Investments	$10,981,830	$—	$—	$10,981,830

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.